UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Core Fund and
              Master Large Cap Core Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc. Schedule of Investments as of July 31, 2006

                                    Beneficial
                                      Interest    Mutual Funds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $ 2,578,827,489    Master Large Cap Core Portfolio                                   $ 3,301,195,130
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Mutual Funds (Cost - $2,872,258,420) - 100.1%                 3,301,195,130
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $2,872,258,420) - 100.1%                  3,301,195,130

                                                  Liabilities in Excess of Other Assets - (0.1%)                         (2,797,628)
                                                                                                                    ---------------
                                                  Net Assets - 100.0%                                               $ 3,298,397,502
                                                                                                                    ===============

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.5%              1,610,000   The Goodyear Tire & Rubber Co. (b)(d)      $    17,710,000
Discretionary - 15.1%    ----------------------------------------------------------------------------------------------------------
                         Automobiles - 0.4%                    240,000   Harley-Davidson, Inc.                           13,680,000
                         ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &                 930,000   Darden Restaurants, Inc. (d)                    31,434,000
                         Leisure - 2.0%                      1,140,000   Starbucks Corp. (b)(d)                          39,056,400
                                                                                                                    ---------------
                                                                                                                         70,490,400
                         ----------------------------------------------------------------------------------------------------------
                         Media - 2.7%                          140,000   Clear Channel Communications, Inc.               4,053,000
                                                               440,000   Omnicom Group (d)                               38,944,400
                                                             1,780,000   Walt Disney Co.                                 52,848,200
                                                                                                                    ---------------
                                                                                                                         95,845,600
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 3.4%               160,000   Dillard's, Inc. Class A                          4,804,800
                                                               620,000   JC Penney Co., Inc.                             39,035,200
                                                               730,000   Kohl's Corp. (b)(d)                             41,339,900
                                                               940,000   Nordstrom, Inc.                                 32,242,000
                                                                                                                    ---------------
                                                                                                                        117,421,900
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 6.1%             1,110,000   American Eagle Outfitters                       36,474,600
                                                               380,000   Ann Taylor Stores Corp. (b)                     15,602,800
                                                               420,000   AutoNation, Inc. (b)(d)                          8,274,000
                                                               670,000   Best Buy Co., Inc. (d)                          30,377,800
                                                             1,520,000   Circuit City Stores, Inc.                       37,240,000
                                                               140,000   Dick's Sporting Goods, Inc. (b)(d)               5,097,400
                                                               100,000   Men's Wearhouse, Inc.                            3,111,000
                                                             1,090,000   Office Depot, Inc. (b)                          39,294,500
                                                             1,660,000   Staples, Inc.                                   35,889,200
                                                                                                                    ---------------
                                                                                                                        211,361,300
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Discretionary                   526,509,200
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.4%  Food & Staples Retailing - 0.3%       450,000   The Kroger Co.                                  10,318,500
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 1.3%                1,020,000   Archer-Daniels-Midland Co.                      44,880,000
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.5%             290,000   The Procter & Gamble Co.                        16,298,000
                         ----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.3%                        140,000   Altria Group, Inc.                              11,195,800
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Staples                          82,692,300
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 16.1%           Oil, Gas & Consumable                 910,000   Anadarko Petroleum Corp.                        41,623,400
                         Fuels - 16.1%                         460,000   Apache Corp.                                    32,416,200
                                                                90,000   Chevron Corp.                                    5,920,200
                                                               770,000   ConocoPhillips                                  52,852,800
                                                               670,000   Devon Energy Corp.                              43,308,800
                                                             1,820,000   Exxon Mobil Corp.                              123,286,800
                                                               670,000   Hess Corp. (d)                                  35,443,000
                                                               310,000   Holly Corp.                                     15,686,000
                                                               510,000   Marathon Oil Corp.                              46,226,400
                                                               450,000   Occidental Petroleum Corp.                      48,487,500

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               480,000   Sunoco, Inc.                               $    33,379,200
                                                               490,000   Tesoro Corp.                                    36,652,000
                                                               690,000   Valero Energy Corp.                             46,526,700
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Energy                                   561,809,000
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 12.3%       Capital Markets - 5.5%                300,000   The Bear Stearns Cos., Inc.                     42,561,000
                                                               340,000   Goldman Sachs Group, Inc. (d)                   51,935,000
                                                               680,000   Lehman Brothers Holdings, Inc. (d)              44,166,000
                                                               820,000   Morgan Stanley                                  54,530,000
                                                                                                                    ---------------
                                                                                                                        193,192,000
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial                 560,000   Bank of America Corp.                           28,856,800
                         Services - 4.1%                       720,000   Citigroup, Inc.                                 34,783,200
                                                             1,700,000   JPMorgan Chase & Co.                            77,554,000
                                                                                                                    ---------------
                                                                                                                        141,194,000
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 2.7%                       60,000   American International Group, Inc.               3,640,200
                                                               570,000   Prudential Financial, Inc. (d)                  44,824,800
                                                               720,000   The St. Paul Travelers Cos., Inc.               32,976,000
                                                               337,500   W.R. Berkley Corp.                              12,150,000
                                                                                                                    ---------------
                                                                                                                         93,591,000
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Financials                               427,977,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 13.5%      Health Care Equipment &               430,000   Becton Dickinson & Co.                          28,345,600
                         Supplies - 0.8%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers &               960,000   Aetna, Inc.                                     30,230,400
                         Services - 7.5%                       870,000   AmerisourceBergen Corp.                         37,410,000
                                                               620,000   Cardinal Health, Inc.                           41,540,000
                                                               750,000   Caremark Rx, Inc. (d)                           39,600,000
                                                               680,000   Humana, Inc. (b)                                38,032,400
                                                               750,000   McKesson Corp.                                  37,792,500
                                                               500,000   WellPoint, Inc. (b)                             37,250,000
                                                                                                                    ---------------
                                                                                                                        261,855,300
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Technology - 0.6%       1,830,000   Emdeon Corp. (b)                                22,014,900
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools &                 600,000   Applera Corp. - Applied Biosystems Group        19,290,000
                         Services - 0.6%
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 4.0%                260,000   Johnson & Johnson                               16,263,000
                                                             1,200,000   King Pharmaceuticals, Inc. (b)                  20,424,000
                                                             1,240,000   Merck & Co., Inc.                               49,934,800
                                                             2,030,000   Pfizer, Inc.                                    52,759,700
                                                                                                                    ---------------
                                                                                                                        139,381,500
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Health Care                              470,887,300
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 13.7%      Aerospace & Defense - 2.9%            520,000   Honeywell International, Inc.                   20,124,000
                                                               540,000   Lockheed Martin Corp.                           43,027,200
                                                               860,000   Raytheon Co.                                    38,760,200
                                                                                                                    ---------------
                                                                                                                        101,911,400
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 2.0%                     1,560,000   AMR Corp. (b)(d)                                34,320,000
                                                             1,280,000   Continental Airlines, Inc. Class B (b)(d)       33,715,200
                                                                                                                    ---------------
                                                                                                                         68,035,200
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Commercial Services &                 200,000   Corporate Executive Board Co. (d)          $    18,800,000
                         Supplies - 2.3%                       390,000   Manpower, Inc.                                  23,197,200
                                                             1,160,000   Waste Management, Inc.                          39,880,800
                                                                                                                    ---------------
                                                                                                                         81,878,000
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.9%           530,000   Rockwell Automation, Inc. (d)                   32,849,400
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 1.7%     1,770,000   General Electric Co.                            57,861,300
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 2.4%                      300,000   Caterpillar, Inc. (d)                           21,261,000
                                                               320,000   Cummins, Inc. (d)                               37,440,000
                                                                30,000   Graco, Inc.                                      1,178,700
                                                               260,000   Joy Global, Inc.                                 9,755,200
                                                               170,000   Manitowoc Co.                                    6,674,200
                                                               180,000   Toro Co.                                         7,453,800
                                                                                                                    ---------------
                                                                                                                         83,762,900
                         ----------------------------------------------------------------------------------------------------------
                         Road & Rail - 1.5%                    590,000   CSX Corp.                                       35,801,200
                                                               260,000   Norfolk Southern Corp.                          11,289,200
                                                                80,000   Ryder System, Inc.                               4,032,000
                                                                                                                    ---------------
                                                                                                                         51,122,400
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Industrials                              477,420,600
-----------------------------------------------------------------------------------------------------------------------------------
Information              Communications Equipment - 3.8%     3,160,000   Cisco Systems, Inc. (b)                         56,406,000
Technology - 23.3%                                           2,210,000   Motorola, Inc.                                  50,299,600
                                                             2,840,000   Tellabs, Inc. (b)                               26,696,000
                                                                                                                    ---------------
                                                                                                                        133,401,600
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 3.3%      1,890,000   Hewlett-Packard Co.                             60,309,900
                                                               650,000   NCR Corp. (b)                                   20,891,000
                                                             1,850,000   Western Digital Corp. (b)(d)                    32,449,000
                                                                                                                    ---------------
                                                                                                                        113,649,900
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 2.3%                    530,000   CheckFree Corp. (b)                             23,585,000
                                                               660,000   Computer Sciences Corp. (b)                     34,577,400
                                                               550,000   Global Payments, Inc.                           23,397,000
                                                                                                                    ---------------
                                                                                                                         81,559,400
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.0%           2,550,000   Xerox Corp. (b)                                 35,929,500
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor        470,000   Analog Devices, Inc.                            15,195,100
                         Equipment - 7.1%                    3,310,000   Atmel Corp. (b)                                 15,854,900
                                                             1,130,000   Intersil Corp. Class A                          26,566,300
                                                             3,100,000   LSI Logic Corp. (b)                             25,420,000
                                                               920,000   Lam Research Corp. (b)(d)                       38,262,800
                                                             1,430,000   National Semiconductor Corp. (d)                33,261,800
                                                               530,000   Novellus Systems, Inc. (b)                      13,414,300
                                                             1,630,000   Nvidia Corp. (b)                                36,071,900
                                                             1,450,000   Texas Instruments, Inc. (d)                     43,181,000
                                                                                                                    ---------------
                                                                                                                        247,228,100
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

                                                                Shares
Sector                   Industry                                 Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Software - 5.8%                     3,070,000   BEA Systems, Inc. (b)(d)                   $    36,041,800
                                                             1,100,000   BMC Software, Inc. (b)                          25,762,000
                                                               410,000   Cadence Design Systems, Inc. (b)                 6,637,900
                                                               890,000   Citrix Systems, Inc. (b)                        28,275,300
                                                             1,110,000   Compuware Corp. (b)                              7,758,900
                                                             1,290,000   Intuit, Inc. (b)(d)                             39,822,300
                                                               980,000   Microsoft Corp.                                 23,549,400
                                                             1,450,000   Red Hat, Inc. (b)(d)                            34,336,000
                                                                                                                    ---------------
                                                                                                                        202,183,600
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Information Technology                   813,952,100
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 2.5%         Chemicals - 0.0%                            2   Tronox, Inc. Class B                                    26
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 2.5%                 80,000   Carpenter Technology Corp.                       7,872,000
                                                               660,000   Freeport-McMoRan Copper & Gold, Inc.
                                                                         Class B (d)                                     36,009,600
                                                               780,000   Nucor Corp.                                     41,472,600
                                                                                                                    ---------------
                                                                                                                         85,354,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Materials                                 85,354,226
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications       Diversified Telecommunication       4,900,000   Qwest Communications International,
Services - 1.1%          Services - 1.1%                                 Inc. (b)(d)                                     39,151,000
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Telecommunications Services               39,151,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $3,019,302,918) - 100.0%             3,485,752,726
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $  2,213,003   Merrill Lynch Liquidity Series, LLC
                                                                         Cash Sweep Series I, 5.07% (a)(c)                2,213,003
                                                           630,216,650   Merrill Lynch Liquidity Series, LLC
                                                                         Money Market Series, 5.33% (a)(c)(e)           630,216,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $632,429,653) - 18.2%                  632,429,653
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $3,651,732,571*) - 118.2%            4,118,182,379

                                                                         Liabilities in Excess of
                                                                         Other Assets - (18.2%)                        (632,783,410)
                                                                                                                    ---------------
                                                                         Net Assets - 100.0%                        $ 3,485,398,969
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,665,096,761
                                                                ===============
      Gross unrealized appreciation                             $   557,046,857
      Gross unrealized depreciation                                (103,961,239)
                                                                ---------------
      Net unrealized appreciation                               $   453,085,618
                                                                ===============

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                     Net             Interest
      Affiliate                                    Activity           Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                       $  (1,908,338)    $     223,103
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                       $ 493,424,450     $     282,321
      -------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of July 31, 2006.
(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio

Date: September 20, 2006